12. Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Bank's actual capital amounts and ratios
(Dollars in thousands)
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions

	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2016:

Total Capital (to Risk-Weighted Assets)
Consolidated	$131,991	16.12%	65,508	8.00%	N/A	N/A
Bank	$129,035	15.78%	65,426	8.00%	81,782	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$124,441	15.20%	49,131	6.00%	N/A	N/A
Bank	$121,485	14.85%	49,069	6.00%	65,426	8.00%
Tier 1 Capital (to Average Assets)
Consolidated	$124,441	11.19%	44,488	4.00%	N/A	N/A
Bank	$121,485	10.88%	44,677	4.00%	55,846	5.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$104,441	12.75%	36,848	4.50%	N/A	N/A
Bank	$121,485	14.85%	36,802	4.50%	53,158	6.50%

As of December 31, 2015:

Total Capital (to Risk-Weighted Assets)
Consolidated	$129,203	16.63%	62,137	8.00%	N/A	N/A
Bank	$124,910	16.11%	62,026	8.00%	77,532	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$119,354	15.37%	46,603	6.00%	N/A	N/A
Bank	$115,160	14.85%	46,519	6.00%	62,026	8.00%
Tier 1 Capital (to Average Assets)
Consolidated	$119,354	11.44%	41,743	4.00%	N/A	N/A
Bank	$115,160	11.03%	41,776	4.00%	52,220	5.00%
Common Equity Tier 1 (to Risk-Weighted Assets)
Consolidated	$99,354	12.79%	34,952	4.50%	N/A	N/A
Bank	$115,160	14.85%	34,890	4.50%	50,396	6.50%